INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS
Intangible assets were as follows (RMB in millions):

	2023	2024
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,878	1,878
Technology	610	799
Others	796	802
Intangible assets not subject to amortization
Trade mark	11,773	11,972
Others	159	158

	15,216	15,609

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(1,617)	(1,750)
Technology	(610)	(621)
Others	(425)	(475)

	(2,652)	(2,846)

Net book value
Intangible assets to be amortized
Business Relationship	261	128
Technology	—	178
Others	371	327
Intangible assets not subject to amortization
Trade mark	11,773	11,972
Others	159	158

	12,564	12,763

Indefinite-lived intangible assets are not subject to legal, regulatory, contractual, competitive, economic or other limitation on their useful lives. The Company evaluates to determine whether events and circumstances continue to support an indefinite useful life in each reporting period.
Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Company amortizes its finite-lived intangible assets over their estimated economic useful lives using the straight-line method:

Business Relationship	5-10 years
Technology	2-10 years
Others	2-15 years
Amortization expense for the years ended December 31, 2022, 2023 and 2024 was approximately RMB240 million, RMB187 million and RMB193 million respectively.
The annual estimated amortization expense for intangible assets subject to amortization for the five succeeding years is as follows (RMB in millions):

Amortization
2025	184
2026	78
2027	74
2028	52
2029	43

431